Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

(in thousands)	June 30, 2021	December 31, 2020
Prepaid advertising	€12,393	€2,297
Other prepaid expenses	3,056	4,132
Other assets	1,007	4,009
Total	€16,456	€10,438